Vident International Equity Fund
Schedule of Investments
November 30, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 97.5%
	Australia - 3.8%
210,436	AGL Energy Ltd.	$2,905,128
338,575	BlueScope Steel Ltd.	3,332,115
750,159	Harvey Norman Holdings Ltd. (a)	2,181,845
64,421	JB Hi-Fi Ltd. (a)	1,630,112
1,399,652	Metcash Ltd.	2,840,164
283,582	OZ Minerals Ltd.	2,023,640
1,215,121	South32 Ltd.	2,219,144
1,142,133	Telstra Corporation Ltd.	2,981,990
111,948	Wesfarmers Ltd.	3,208,315
		23,322,453
	Belgium - 0.5%
99,278	Proximus SADP	2,997,113
2,514	UCB SA	203,903
		3,201,016
	Brazil - 2.5%
193,472	Cia de Saneamento Basico do Estado de Sao Paulo	2,600,797
583,377	EDP - Energias do Brasil SA	2,738,697
448,418	JBS SA	2,989,595
523,536	Qualicorp Consultoria e Corretora de Seguros SA	4,360,839
809,228	TIM Participacoes SA	2,620,044
		15,309,972
	Canada - 4.9%
90,620	Air Canada (b)	3,414,667
117,432	Empire Company Ltd. - Class A	3,144,782
133,315	Hudbay Minerals, Inc.	434,597
42,820	iA Financial Corporation, Inc.	2,192,178
61,363	Magna International, Inc.	3,380,798
163,786	Manulife Financial Corporation	3,222,080
47,782	Onex Corporation	2,845,516
154,654	Parex Resources, Inc. (b)	2,287,936
141,725	Power Corporation of Canada	3,440,026
71,883	Power Financial Corporation	1,757,771
72,134	Sun Life Financial, Inc.	3,291,580
61,666	Teck Resources Ltd. - Class B	965,671
		30,377,602
	Chile - 0.5%
17,194,108	Enel Americas SA	3,292,135
	China - 5.3%
2,210,500	BYD Electronic International Company Ltd. (a)	3,953,499
2,264,000	China Aoyuan Group Ltd.	3,239,347
861,500	China Shenhua Energy Company Ltd. - Class H	1,668,467
1,829,000	CNOOC Ltd.	2,654,331
4,292,500	Great Wall Motor Company Ltd. - Class H	3,317,636
3,184,000	Lenovo Group Ltd.	2,102,939
654,200	New China Life Insurance Company Ltd. - Class H	2,519,770
357,982	Qudian, Inc. - ADR (b)	1,775,591
1,936,500	Sinotruk Hong Kong Ltd.	3,270,484
1,897,000	Weichai Power Company Ltd. - Class H	3,242,548
2,739,100	Yangzijiang Shipbuilding Holdings Ltd.	2,063,163
3,430,000	Yanzhou Coal Mining Company Ltd. - Class H	3,032,238
		32,840,013
	Colombia - 0.5%
3,221,043	Ecopetrol SA	2,956,586
	Denmark - 0.5%
78,323	H Lundbeck A/S	3,002,821
	France - 0.5%
71,000	Criteo SA - ADR (b)	1,267,350
69,399	Peugeot SA	1,677,299
		2,944,649
	Germany - 4.6%
12,688	Allianz SE	3,040,671
3,061	Continental AG	400,281
63,313	Covestro AG (c)	2,966,870
179,335	Deutsche Lufthansa AG	3,404,982
296,728	E.ON SE	3,107,473
19,319	Hannover Rueck SE	3,589,229
28,480	Hella GmbH & Company KGaA	1,538,067
1,378	HOCHTIEF AG	169,411
28,388	Merck KGaA	3,317,854
12,346	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,547,459
25,913	Rheinmetall AG	2,761,158
58,370	Suedzucker AG (a)	876,564
		28,720,019
	Hong Kong - 5.3%
344,500	China Mobile Ltd.	2,596,595
3,242,000	China Resources Cement Holdings Ltd.	3,880,750
1,102,800	China Taiping Insurance Holdings Company Ltd.	2,549,990
2,970,000	China Unicom Hong Kong Ltd.	2,542,110
1,972,000	Geely Automobile Holdings Ltd.	3,688,171
1,412,820	Hutchison Port Holdings Trust	223,226
730,500	Kerry Properties Ltd.	2,356,376
3,306,000	Kunlun Energy Company Ltd.	2,800,138

3,160,000	Nine Dragons Paper Holdings Ltd.	3,217,425
2,591,000	Sino Biopharmaceutical Ltd.	3,343,119
2,060,000	Sun Art Retail Group Ltd.	2,331,653
56,000	Swire Pacific Ltd. - Class A (a)	504,002
2,948,500	WH Group Ltd. (c)	3,028,449
		33,062,004
	India - 0.0% (d)
17,226	Tata Motors Ltd. - ADR (b)	193,276
	Ireland - 1.2%
5,050	Adient PLC	110,393
5,685	ICON PLC (b)	927,565
30,015	Medtronic PLC	3,343,371
56,646	Perrigo Company PLC	2,901,974
		7,283,303
	Israel - 1.2%
718,140	Israel Discount Bank Ltd.	3,311,213
85,975	Mizrahi Tefahot Bank Ltd.	2,301,189
93,052	Plus500 Ltd.	926,789
51,166	Tower Semiconductor Ltd. (b)	1,138,005
		7,677,196
	Italy - 1.8%
161,552	Assicurazioni Generali SpA	3,300,688
435,931	Enel SpA	3,295,378
190,071	Eni SpA	2,874,065
490,569	UnipolSai Assicurazioni SpA	1,429,598
		10,899,729
	Japan - 6.9%
107,600	Alfresa Holdings Corporation	2,221,565
274,700	Haseko Corporation	3,531,893
36,600	Hitachi Ltd.	1,437,129
71,300	Makino Milling Machine Company Ltd.	3,515,843
138,700	Medipal Holdings Corporation	2,973,862
71,200	Mitsubishi Heavy Industries Ltd.	2,722,907
64,600	Nippon Telephone and Telegraph Corporation	3,260,380
89,100	Sankyo Company Ltd. (a)	3,010,410
54,800	Sawai Pharmaceutical Company Ltd.	3,232,655
207,900	Sekisui Chemical Company Ltd.	3,616,560
63,500	Sugi Holdings Company Ltd.	3,566,113
53,200	Suzuken Company Ltd.	2,324,555
147,900	Taiyo Yuden Company Ltd. (a)	3,870,709
118,700	THK Company Ltd.	3,333,052
		42,617,633
	Malaysia - 1.8%
1,888,800	Genting Bhd - Class B	2,636,587
387,900	Malayan Banking Bhd	792,239
1,753,900	MISC Bhd	3,422,551
1,425,400	Petronas Chemicals Group Bhd	2,409,511
3,607,900	Sime Darby Bhd	1,943,679
		11,204,567
	Mexico - 3.1%
2,433,459	Alfa SAB de CV	1,908,791
4,172,532	America Movil SAB de CV - Series L	3,210,874
2,390,817	Fibra Uno Administracion SA de CV (e)	3,677,143
90,757	Fomento Economico Mexicano SAB de CV	827,983
491,974	Grupo Aeroportuario del Centro Norte SAB de CV	3,284,955
1,314,961	Grupo Mexico SAB de CV	3,457,035
1,054,126	Wal-Mart de Mexico SAB de CV	2,911,810
		19,278,591
	Netherlands - 2.4%
26,462	ASR Nederland NV	984,137
43,141	EXOR NV	3,303,061
118,618	Koninklijke Ahold Delhaize NV	3,058,473
4,918	Koninklijke Philips NV	228,534
52,545	Royal Dutch Shell PLC - Class B	1,488,129
99,843	Signify NV (c)	2,980,043
993,299	VEON Ltd. - ADR	2,622,310
		14,664,687
	Norway - 4.8%
166,483	DNB ASA	2,798,338
1,808,021	DNO ASA	2,057,425
160,576	Equinor ASA	2,960,585
152,404	Gjensidige Forsikring ASA	2,870,317
29,018	Leroy Seafood Group ASA	183,694
119,853	Mowi ASA	2,974,982
187,507	Norsk Hydro ASA	663,734
343,359	Orkla ASA	3,327,856
61,440	Salmar ASA	2,928,701
436,725	Storebrand ASA	3,131,658
149,741	Telenor ASA	2,734,803
110,201	TGS NOPEC Geophysical Co ASA	3,141,044
		29,773,137
	Portugal - 0.2%
6,577,631	Banco Comercial Portugues SA (a)	1,421,485
	Republic of Korea - 6.8%
33,968	Daelim Industrial Company Ltd.	2,585,381
76,868	GS Engineering & Construction Corporation	1,952,368
34,448	GS Holdings Corporation	1,395,536
82,366	Hankook Tire & Technology Company Ltd.	2,318,647
15,432	Hyundai Mobis Company Ltd.	3,200,982

84,410	Kia Motors Corporation	3,090,829
7,766	Korea Zinc Company Ltd.	2,669,429
50,796	LG Electronics, Inc.	3,006,088
31,270	LG Innotek Company Ltd.	3,229,852
269,359	LG Uplus Corporation	3,055,844
56,094	NHN Corporation (b)	3,215,141
37,407	Samsung Electro-Mechanics Company Ltd.	3,515,368
76,036	Samsung Electronics Company Ltd.	3,238,040
13,672	Samsung Fire & Marine Insurance Company Ltd.	2,691,225
45,641	SK Hynix, Inc.	3,126,069
		42,290,799
	Russian Federation - 2.6%
448,191	Gazprom PJSC - ADR	3,560,430
37,161	LUKOIL PJSC - ADR	3,543,673
52,875	Magnit PJSC - GDR (f)	603,568
329,888	Mobile TeleSystems PJSC - ADR	3,114,143
34,801	Novolipetsk Steel PJSC - GDR (f)	700,892
289,313	Rosneft Oil Company PJSC - GDR (f)	1,961,542
63,885	Severstal PJSC - GDR (f)	897,584
27,996	Tatneft PJSC - ADR	1,930,604
		16,312,436
	Singapore - 6.8%
338,800	BOC Aviation Ltd. (c)	3,200,698
1,143,900	CapitaLand Ltd.	3,078,396
1,577,000	CapitaLand Mall Trust (e)	2,906,168
1,486,800	ComfortDelGro Corporation Ltd.	2,555,106
4,451,800	Genting Singapore Ltd.	3,011,382
66,700	Jardine Cycle & Carriage Ltd.	1,494,525
83,890	Kulicke and Soffa Industries, Inc.	2,104,800
357,800	Oversea-Chinese Banking Corporation Ltd.	2,820,640
280,400	Singapore Airlines Ltd.	1,884,439
520,200	Singapore Exchange Ltd.	3,366,683
900,300	Singapore Technologies Engineering Ltd.	2,719,104
1,182,900	Singapore Telecommunications Ltd.	2,923,838
158,219	United Overseas Bank Ltd.	2,987,469
115,900	UOL Group Ltd.	657,709
265,700	Venture Corporation Ltd.	3,083,593
1,056,600	Wilmar International Ltd.	3,160,257
		41,954,807
	South Africa - 1.0%
67,718	Barloworld Ltd.	526,244
159,614	Exxaro Resources Ltd.	1,452,353
388,496	MTN Group Ltd. (a)	2,449,012
485,592	Telkom SA SOC Ltd. (a)	1,553,908
		5,981,517
	Spain - 0.5%
125,279	Mapfre SA	353,480
179,320	Repsol SA	2,825,385
		3,178,865
	Sweden - 3.2%
127,870	Boliden AB	3,299,561
51,283	Dometic Group AB (g)	513,786
121,719	Electrolux AB - Series B	3,129,396
204,990	Getinge AB	3,560,285
68,175	ICA Gruppen AB	2,977,090
172,162	SKF AB - Class B	3,289,588
192,852	Volvo AB - Class B	2,982,793
		19,752,499
	Switzerland - 5.6%
54,998	Adecco Group AG	3,402,188
16,616	Baloise Holding AG	2,889,739
20,785	Chubb Ltd.	3,148,512
249,844	Ferrexpo PLC	463,428
37,946	Garmin Ltd.	3,706,945
638,609	Glencore PLC	2,014,704
14,439	Helvetia Holding AG	1,972,205
32,494	Novartis AG	2,993,343
11,377	Roche Holding AG	3,508,672
160,921	STMicroelectronics NV	3,956,710
6,119	Swiss Life Holding AG	3,035,773
8,628	Zurich Insurance Group AG	3,386,966
		34,479,185
	Taiwan - 4.0%
143,000	Globalwafers Company Ltd.	1,551,367
2,241,000	Lite-On Technology Corporation	3,554,986
1,310,000	Nanya Technology Corporation	3,057,046
771,000	Radiant Opto-Electronics Corporation	2,956,589
1,090,000	Sino-American Silicon Products, Inc.	3,100,965
2,358,000	Unimicron Technology Corporation	3,566,697
6,969,000	United Microelectronics Corporation	3,414,777
821,000	Zhen Ding Technology Holding Ltd.	3,619,229
		24,821,656
	Thailand - 4.0%
473,400	Bangkok Bank PCL - NVDR	2,765,123
336,900	Kasikornbank PCL - NVDR	1,728,121
4,737,600	Krung Thai Bank PCL - NVDR	2,571,246
4,135,000	PTG Energy PCL - NVDR	2,668,404
690,700	PTT Exploration & Production PCL - NVDR	2,742,914
1,398,600	PTT Global Chemical PCL - NVDR	2,487,789
1,944,070	PTT PCL - NVDR	2,782,528

273,100	Ratch Group PCL - NVDR	639,425
3,621,000	Sino-Thai Engineering & Construction PCL - NVDR (a)	1,749,536
666,300	The Siam Commercial Bank PCL - NVDR	2,668,066
14,729,600	True Corporation PCL - NVDR	2,164,290
		24,967,442
	Turkey - 5.5%
2,263,476	Eregli Demir ve Celik Fabrikalari TAS	3,160,630
1,835,010	Haci Omer Sabanci Holding AS	2,907,389
907,488	KOC Holding AS	3,163,212
2,332,936	Soda Sanayii AS	2,355,886
675,404	TAV Havalimanlari Holding AS	3,163,292
54,580	Tupras Turkiye Petrol Rafinerileri AS	1,177,411
3,122,700	Turk Telekomunikasyon AS (b)	3,675,364
114,902	Turkcell Iletisim Hizmetleri AS	271,275
1,782,652	Turkiye Garanti Bankasi AS (b)	3,134,811
2,801,394	Turkiye Is Bankasi AS - Class C (b)	2,999,664
2,894,345	Turkiye Sise ve Cam Fabrikalari AS	2,514,631
3,579,068	Turkiye Vakiflar Bankasi TAO (b)	3,196,765
6,267,419	Yapi ve Kredi Bankasi AS (b)	2,618,927
		34,339,257
	United Kingdom - 5.2%
108,475	Anglo American PLC	2,843,417
379,870	Barratt Developments PLC	3,276,385
9,650	Berkeley Group Holdings PLC	572,434
62,902	Dialog Semiconductor PLC (b)	3,202,839
220,935	Fiat Chrysler Automobiles NV	3,269,141
355,941	International Consolidated Airlines Group SA	2,550,657
8,131	International Consolidated Airlines Group SA - ADR	116,452
764,569	J Sainsbury PLC	2,119,352
1,099,186	Kingfisher PLC	2,984,338
17,205	Rio Tinto PLC	935,025
543,517	Royal Mail PLC	1,465,830
343,151	Standard Chartered PLC	3,095,505
1,417,398	Taylor Wimpey PLC	3,194,692
924,904	Wm Morrison Supermarkets PLC	2,372,377
		31,998,444
	TOTAL COMMON STOCKS (Cost $573,108,425)	604,119,781

PREFERRED STOCKS - 1.9%
	Brazil - 1.0%
231,503	Cia Paranaense de Energia	3,398,932
214,646	Telefonica Brasil SA	2,841,269
		6,240,201
	Germany - 0.9%
172,571	Schaeffler AG	1,887,160
17,409	Volkswagen AG	3,368,357
		5,255,517
	TOTAL PREFERRED STOCKS (Cost $12,210,224)	11,495,718

SHORT-TERM INVESTMENTS - 0.2%
	Money Market Funds - 0.2%
1,221,748	First American Government Obligations Fund - Class X, 1.559% (h)	1,221,748
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,221,748)	1,221,748

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.3%
Principal Amount	Repurchase Agreements - 1.3%
$ 1,841,715	Daiwa Capital Market America, Inc. - 1.640%, dated 11/29/19, matures 12/02/19, repurchase price $1,841,798 (collateralized by various U.S. Government obligations: Total Value $1,878,549)	1,841,715
1,841,715	Citigroup Global Markets, Inc. - 1.650%, dated 11/29/19, matures 12/02/19, repurchase price $1,841,798 (collateralized by various U.S. Government obligations: Total Value $1,878,549)	1,841,715
1,841,715	Goldman Sachs & Company, LLC - 1.620%, dated 11/29/19, matures 12/02/19, repurchase price $1,841,797 (collateralized by various U.S. Government obligations: Total Value $1,878,549)	1,841,715
545,305	HSBC Securities, Inc. - 1.630%, dated 11/29/19, matures 12/02/19, repurchase price $545,329 (collateralized by various U.S. Government obligations: Total Value $556,211)	545,305
1,841,715	MUFG Securities International, Inc. - 1.650%, dated 11/29/19, matures 12/02/19, repurchase price $1,841,798 (collateralized by various U.S. Government obligations: Total Value $1,878,549)	1,841,715
		7,912,165
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,912,165) (i)	7,912,165
	TOTAL INVESTMENTS - 100.9% (Cost $594,452,562)	624,749,412
	Liabilities in Excess of Other Assets - (0.9)%	(5,253,448)
	NET ASSETS - 100.0%	$619,495,964

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2019. Total value of securities out on loan is $13,740,445 or 2.2% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such Securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2019, the value of these securities amounted to $12,176,060 or 2.0% of net assets.

(d)	Less than 0.05%.
(e)	Real Estate Investment Trust.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2019, the value of these securities amounted to $4,163,586 or 0.7% of net assets.

(g)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such Securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At November 30, 2019, the value of these securities amounted to $513,786 or 0.1% of net assets.

(h)	Annualized seven-day yield as of November 30, 2019.
(i)
Investments purchased with cash proceeds from securities lending. As of November 30, 2019, total cash collateral has a value of $7,912,165. Additionally, total non-cash collateral has a value of $6,847,228.

ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt

Summary of Fair Value Disclosure at November 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2019:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 604,119,781	$ -	$ -	$ 604,119,781
Preferred Stocks	11,495,718	-	-	$ 11,495,718
Short-Term Investments	1,221,748	-	-	$ 1,221,748
Investments Purchased with Proceeds from Securities Lending	-	7,912,165	-	$ 7,912,165
Total Investments in Securities	$ 616,837,247	$ 7,912,165	$ -	$ 624,749,412

^See Schedule of Investments for country breakouts.
For the period ended November 30, 2019, the Fund did not recognize any transfers into or out of Level 3.